EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of capital stock by class of shares

Class of Shares	Total
Class “A”	683,856,600
Class “B”	628,058,019
Class “C”	106,734
Class “D”	841,666,658
Total	2,153,688,011